Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commercial [Member]
Contract amounts of various commitments to extend credit
Contract amount represents credit risk	$ 10,198,327	$ 9,209,094
Consumer [Member]
Contract amounts of various commitments to extend credit
Contract amount represents credit risk	6,544,606	6,189,447
Commercial Real Estate [Member]
Contract amounts of various commitments to extend credit
Contract amount represents credit risk	765,982	797,605
Standby Letters of Credit [Member]
Contract amounts of various commitments to extend credit
Contract amount represents credit risk	$ 439,834	$ 514,705